SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Feb. 28, 2025
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Reclassifications

Reclassifications

Certain reclassifications have been made to the consolidated balance sheets for the year ended February 29, 2024 to conform to the presentation for the year ended February 28, 2025. The reclassifications had no impact on the Group’s loss from operations, net income / (loss), shareholders’ equity or cash flows as previously reported.

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, which are accounted for under the voting interest model, and the VIEs, their subsidiaries and schools consolidated under the variable interest entity consolidation model. All inter-company transactions and balances have been eliminated upon consolidation.

Consolidation of the VIEs

Consolidation of the VIEs

The Company has executed a series of contractual agreements with the VIEs, their subsidiaries and schools and the VIEs’ nominee equity holders through its wholly owned foreign enterprises. For a description of these contractual arrangements, see “Note 1 Organization and Principal Activities—The VIE Arrangements”. These contractual agreements do not provide TAL Beijing with an equity interest in legal form in the VIEs. As the Company holds no legal form of equity ownership in the VIEs, the Company applied the variable interest entity consolidation model as set forth in Accounting Standards Codification (“ASC”)810, Consolidation instead of the voting interest model of consolidation.

By design, the contractual agreements provide TAL Beijing with the right to receive benefits equal to substantially all of the net income of these entities, and thus under ASC 810, these agreements are considered variable interests. Subsequent to identifying any variable interests, any party holding such variable interests must determine if the entity in which the interest is held is a variable interest entity and subsequently which reporting entity is the primary beneficiary of, and should therefore consolidate the variable interest entity.

The contractual arrangements, by design, enable TAL Beijing to have (a) the power to direct the activities that most significantly impact the economic performance of the VIEs and (b) the right to receive substantially all the benefits of the VIEs. As a result, the VIEs are considered to be variable interest entities under ASC 810 and TAL Beijing is considered to be the primary beneficiary of the VIEs and consolidates the VIEs’ financial position and results of operations.

Determining whether TAL Beijing is the primary beneficiary requires a careful evaluation of the facts and circumstances, including whether the contractual agreements are substantive under the applicable legal and financial reporting frameworks, i.e. PRC law and U.S. GAAP. The Company continually reviews its corporate governance arrangements to ensure that the contractual agreements are indeed substantive.

The Company has determined that the contractual agreements are in fact valid and legally enforceable. Such arrangements were entered into in order to comply with the underlying legal and/or regulatory restrictions that govern the ownership of a direct equity interest in the VIEs. In the opinion of the Company’s PRC counsel, Tian Yuan Law Firm, the contracts are legally enforceable under PRC law. Please see “Note 1 Organization and Principal Activities—The VIE Arrangements”.

The Company and Mr. Bangxin Zhang executed a deed of undertaking dated June 24, 2013 and a side letter dated July 29, 2013, respectively. Pursuant to the terms of the Deed, as long as Mr. Bangxin Zhang owns a majority voting interest, whether legally or beneficially, and directly or indirectly, in the Company, (1) Mr. Bangxin Zhang cannot request or call a meeting of shareholders or propose a shareholders resolution to appoint or remove a director, (2) if shareholders are asked to appoint or remove a director, the maximum number of votes which Mr. Bangxin Zhang will be permitted to exercise in connection with such shareholder approval is equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote and (3) if shareholders or the board of directors are asked to consider or approve any matter related to the Deed, Mr. Bangxin Zhang cannot exercise his voting power. The terms of the Deed prevent Mr. Bangxin Zhang from controlling the rights of the Company as it relates to the contractual agreements, and accordingly, the Company retains a controlling financial interest in the VIEs and would consolidate them as the VIEs’ primary beneficiary.

Refer to Note 1 for the presentation of the financial information of the VIEs and their subsidiaries and schools, after elimination of intercompany balances and transactions.

Use of estimates

Use of estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues, costs, and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include: valuation allowance for deferred tax assets, the impairment assessment of long-lived assets and long-term investments, fair value of level 3 available-for-sale investments, incremental borrowing rate for operating leases and the determination of stand-alone selling prices of physical products bundled with digital resources.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal or use, or have original maturities of three months or less when purchased.

Restricted cash

Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is separately reported. The Group’s restricted cash mainly represents security deposits held in designated bank accounts for future transactions, deposits required by PRC government authorities related to educational programs and services and establishment of new schools and subsidiaries.

Short-term investments

Short-term investments

Short-term investments include wealth management products, which are mainly deposits with variable interest rates placed with financial institutions and are restricted as to withdrawal and use. Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the securities to maturity, and are recorded at amortized cost. The original maturities of the short-term investments are greater than three months, but less than twelve months.

The Group reviews its investments in held-to-maturity investments for impairment periodically, recognizing an allowance, if any, by applying an estimated loss rate. The Group considers available evidence in evaluating the potential impairment of its investments in held-to-maturity investments. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net carrying value at the amount expected to be collected on the held-to-maturity investments. The credit losses were nil for the three years ended February 28, 2023, February 29, 2024 and February 28, 2025.

Investment products not classified as trading or as held-to-maturity are classified as available-for-sale debt securities, which are reported at fair value, with unrealized gain and loss recorded in “Accumulated other comprehensive income / (loss)” on the consolidated balance sheets. Realized gain or loss is included in earnings during the period in which the gain or loss is realized.

For investment products indexed to, for example, an underlying stock, stock market or foreign exchange, the Group elects the fair value option to record them at fair value in accordance with ASC 825, Financial Instruments. Changes in the fair value are reflected in the consolidated statements of operations.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Building	35-64 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Construction in progress represents buildings and related premises under construction, which is stated at actual construction cost less any impairment loss. Construction in progress is transferred to building when completed and ready for its intended use.

Business combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed and any non-controlling interests of the acquiree as of the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interests of the acquiree and fair value of previously held equity interest in the acquiree, if any, as of the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the acquisition date.

Land use rights, net

Land use rights, net

All land in the PRC is owned by PRC government, which, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Payment for acquiring land use rights are recorded at cost and amortized on a straight line basis over the term of the land certificates.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Long-term investments

Long-term investments

The Group’s long-term investments include equity securities without readily determinable fair values, equity securities with readily determinable fair values, equity method investments, available-for-sale investments, fair value option investments and held-to-maturity investments.

Equity securities without readily determinable fair values

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with ASC 820, Fair Value Measurement. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in the consolidated statements of operations equal to the difference between the carrying value and the fair value.

Equity securities with readily determinable fair values

Equity securities with readily determinable fair value are measured at fair values, and any changes in the fair value are recognized in the consolidated statements of operations.

For the years ended February 28, 2023 and February 29, 2024, the Group recognized fair value loss of $8,624 and $1,016, respectively. The Group recorded $4,840 impairment loss during the year ended February 29, 2024. The equity security with readily determinable fair value was fully impaired as of February 29, 2024 and February 28, 2025.

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For certain investments in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group may also have significant influence.

Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into the consolidated statements of operations and accordingly adjusts the carrying amount of the investment. If the financial statements of an investee cannot be made available within a reasonable period of time, the Group records its share of the net income or loss of an investee on a one quarter lag basis in accordance with ASC 323, Investment—Equity Method and Joint Ventures.

The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investments. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Available-for-sale investments

For investments in investees’ shares which are determined to be debt securities, the Group accounts for them as available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are reported at fair value, with unrealized gain and loss recorded in accumulated other comprehensive income / (loss) as a component of shareholders’ equity. Declines in the fair value of individual available-for-sale investment below its amortized cost due to credit-related factors are recognized as an allowance for credit losses, whereas if declines in the fair value are not due to credit-related factors, the loss is recorded in other comprehensive income / (loss).

Fair value option investments

The Group elects the fair value option to account for certain investments whereby the change in fair value is recognized in the consolidated statements of operations.

Held-to-maturity investments

Long-term investments include wealth management products, which are mainly deposits placed with financial institutions with original maturity more than one year and are restricted as to withdrawal and use. The Group classifies the wealth management products as “held-to-maturity” securities.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of financial instruments is disclosed in Note 11.

Revenue recognition

Revenue recognition

The Group follows the five steps approach for revenue recognition under ASC 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in amounts of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group’s revenues are reported net of discounts, value added tax and surcharges.

Learning services and others

Learning services primarily consist of small classes, personalized premium services and online course offerings. Each contract of learning service is accounted for as a single performance obligation which is satisfied proportionately over the service period. Learning fee is generally collected in advance and is initially recorded as deferred revenue. Revenues of learning services are recognized proportionately as the learning sessions are delivered.

The Group distributes coupons to attract both existing and prospective learners to enroll in its services. The coupon has fixed dollar amounts and can only be used against future services. The coupon is not considered a material right to the customer and is accounted for as a reduction of transaction price of the service contract.

Small class learning services primarily consist of Xueersi Peiyou small class. Personalized premium services are referring to after-school one-on-one learning services. Each contract of small class learning services or personalized premium services is accounted for as a single performance obligation which is satisfied proportionately over the service period. Learning service fee is generally collected in advance and is initially recorded as deferred revenue. For small class learning services and personalized premium services, revenues are recognized proportionately as the learning sessions are delivered.

Generally, for small class learning services, the Group offers refunds for any remaining classes to students who decide to withdraw from a course. The refund is equal to and limited to the amount related to the undelivered classes. For personalized premium services, a student can withdraw at any time and receive a refund equal to and limited to the amount related to the undelivered classes. Historically, the Group has not had material refunds.

The Group also provides online education services, including live class and pre-recorded course content, to its students through www.xueersi.com.

Students enroll for online courses through www.xueersi.com by the use of prepaid study cards or payment to the Group’s online accounts. Each contract of the online education services is accounted for as single performance obligation which is satisfied ratably over the service period. The proceeds collected are initially recorded as deferred revenue. For live class courses, revenues are recognized proportionately as the learning sessions are delivered. For pre-recorded course content, revenues are recognized on a straight line basis over the subscription period from the date in which the students activate the courses to the date in which the subscribed courses end. Refunds are provided to the students who decide to withdraw from the subscribed courses within the course offer period and a proportional refund is based on the percentage of untaken courses to the total courses purchased. Historically, the Group has not experienced material refunds.

Other revenues primarily consist of Software-as-a-Service (“SaaS”) services. The SaaS services are mainly charged on either a subscription or consumption basis. Revenues related to SaaS services charged on a subscription basis are recognized over the contract period. Revenues related to SaaS services charged on a consumption basis are recognized based on the customer utilization of the resources.

Learning content solutions

Learning content solutions primarily consist of sales of various learning content products, such as physical products with digital resources, to end users directly or through distribution partners. Revenues are recognized when control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration the Group expects to be entitled to in exchange for the goods or services. For the sales of physical products bundled with digital resources, the Group has identified two performance obligations, the physical products and the digital resources. The transaction price is allocated to each performance obligation based on the estimated stand-alone selling prices. If a stand-alone selling price is not directly observable, the Group estimates the stand-alone selling price by using adjusted market assessment approach or expected cost plus margin approach. Revenues related to the physical products are recognized when the control has transferred to the customers, which generally occurs upon the delivery to the end customers or upon the delivery to distributors. Revenues related to the digital resources are recognized over the estimated learning period. The Group estimates the learning period based on historical users’ learning behavior patterns of comparable products.

The following table presents the net revenues disaggregated by revenue sources for the years ended February 28, 2023, February 29, 2024 and February 28, 2025.

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2023	2024	2025
Disaggregation of net revenues
- Learning services and others	$853,629	$1,051,783	$1,534,815
- Learning content solutions	166,143	438,657	715,418
Total	$1,019,772	$1,490,440	$2,250,233

As a practical expedient, the Group elects to record the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. The closing balance of deferred contract cost was recorded as other non-current assets with the amount of $7,853 and $16,347 as of February 29, 2024 and February 28, 2025, respectively. Amortization expenses were $2,353, $4,698 and $8,804 for the years ended February 28, 2023, February 29, 2024 and February 28, 2025, respectively.

In addition, the Group determines the transaction price to be earned by estimating the refund liabilities based on historical refund ratio on a portfolio basis using the expected value method. Refund liabilities are recorded under accrued expenses and other current liabilities, for fee collected that expected to be refunded to the customers in the future if students withdraw from a course for the remaining classes.

The contract liabilities of deferred revenue were $428,279 and $671,227 as of February 29, 2024 and February 28, 2025, respectively. Substantially all contract liabilities as of February 29, 2024 were recognized as revenues during the year ended February 28, 2025. The difference between the opening and closing balances of the Group’s contract liabilities primarily results from the timing difference between the Group’s satisfaction of performance obligation and the customers’ payment.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument and recognized as compensation expenses on a straight-line basis over the requisite service period, with a corresponding impact reflected in additional paid-in capital. For share-based awards granted with performance condition, the compensation cost is recognized when it is probable that the performance condition will be achieved. The Group reassesses the probability of achieving the performance condition at the end of each reporting date and records a cumulative catch-up adjustment for any changes to its assessment. Forfeitures are recognized as they occur. Liability-classified awards are remeasured at their fair-value-based measurement as of each reporting date until settlement.

Value added tax ("VAT")

Value added tax (“VAT”)

Pursuant to the PRC tax laws, for general VAT payers, VAT on sales is calculated at 13% on revenues from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities under other taxes payable.

The Group’s online education services and technical services are subject to VAT at the rate of 6% of revenues for general VAT payers.

In accordance with Circular Cai Shui 2016 No. 68, the general VAT payers who provide non-academic education services could elect a simple VAT collection method and apply for a VAT rate of 3%. Some of the Group’s subsidiaries and schools elect to apply for a VAT rate of 3%.

In accordance with Circular 2021 No.10 and 2023 No.60 of the Ministry of Finance and the State Administration of taxation, the VAT on book sales revenues enjoys an exemption policy from January 1, 2021 to December 31, 2027.

Operating leases

Operating leases

The Group determines if an arrangement is a lease or contains a lease at lease inception. Operating leases are required to be recorded in the consolidated balance sheets as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Group also elected the practical expedient not to separate lease and non-lease components of contracts. Lastly, for lease assets other than real estate, such as printing machine and electronic appliances, the Group elected the short-term lease exemption as their lease terms are 12 months or less.

As the rate implicit in the lease is not readily determinable, the Group estimates its incremental borrowing rate based on the information available at the commencement date of the lease in determining the present value of lease payments. The incremental borrowing rate is estimated in a portfolio approach to approximate the interest rate on a collateralized basis with similar terms and payments in a similar economic environment. The Group’s leases often include options to extend and lease terms include such extended terms when the Group is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Group is reasonably certain not to exercise those options. Lease expenses are recorded on a straight-line basis over the lease term.

Advertising costs

Advertising costs

The Group expenses advertising costs as incurred, which mainly include advertising expenditure through social media, search engines and outdoor advertising. Total advertising costs incurred were $41,956, $147,264 and $305,911 for the years ended February 28, 2023, February 29, 2024 and February 28, 2025, respectively, and have been included in selling and marketing expenses in the consolidated statements of operations.

Government subsidies

Government subsidies

The Group reports government subsidies when received from local government authority with no limitation on the use of the subsidies. From time to time, the Group receives government subsidies related to government sponsored projects and records such government subsidies as a liability when received and recognizes in the consolidated statements of operations when the performance obligation is met or fulfilled.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar. The functional currency of the Company’s PRC subsidiaries, the VIEs and their subsidiaries and schools in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations. For the years ended February 28, 2023, February 29, 2024 and February 28, 2025, the Group recorded exchange loss of $36,933, $13,355 and exchange gain of $3,005, respectively, in other (expense) / income in the consolidated statements of operations.

For translating the results of the PRC subsidiaries into the functional currency of the Company, assets and liabilities are translated from each subsidiary’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income/ (loss) in the consolidated statements of changes in equity and comprehensive income / (loss).

Foreign currency risk

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents, and restricted cash of the Group included aggregate amounts of $1,088,500 and $880,776 as of February 29, 2024 and February 28, 2025, respectively, which were denominated in RMB.

Income taxes

Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income / (loss)

Comprehensive income / (loss)

Comprehensive income / (loss) includes net income / (loss), unrealized gain or loss on available-for-sale investments, and foreign currency translation adjustment. Comprehensive income / (loss) is reported in the consolidated statements of comprehensive income / (loss).

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and restricted cash. The Group places its cash and cash equivalents, short-term investments and restricted cash in financial institutions with high credit ratings.

Financial instruments

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, short-term investments, long-term investments accounted for available-for-sale investments, fair value option investments, equity securities with readily determinable fair values, equity securities without readily determinable fair values, held-to-maturity investments, amounts due from related parties, amounts due to related parties and accounts payable. The Group carries its available-for-sale investments, equity securities with readily determinable fair values and fair value option investments at fair value. The carrying amounts of other financial instruments, except for equity securities without readily determinable fair values approximate their fair values.

Net income / (loss) per share

Net income / (loss) per share

Basic net income / (loss) per share is computed by dividing net income / (loss) attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted net income / (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income / (loss) per share in years when their effect would be anti-dilutive. The Group has share options, non-vested shares which could potentially dilute basic net income / (loss) per share in the future. To calculate the number of shares for diluted net income / (loss) per share, the effect of the share options and non-vested shares is computed using the treasury stock method.

As the Group incurred net loss for the years ended February 28, 2023, and February 29, 2024, the effect of potential issuances of the shares for non-vested shares and share options is anti-dilutive. Therefore, basic and diluted net loss per share are the same in the periods.

Recent accounting pronouncements adopted

Recent accounting pronouncements adopted

In November 2023, Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”. ASU 2023-07 intends to improve reportable segment disclosure requirements, enhance interim disclosure requirements and provide new segment disclosure requirements for entities with a single reportable segment. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods with fiscal years beginning after December 15, 2024. ASU 2023-07 is required to be adopted retrospectively, to all prior periods presented. The Company adopted this new standard on March 1, 2024, and please see Note 18 for further details.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. The amendments in this update address investor requests for more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This update also includes certain other amendments to improve the effectiveness of income tax disclosures. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03 “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)”. The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.